Property and Equipment - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Abstract]
Depreciation and amortization expense related to property and equipment	$ 7.5	$ 5.6